LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.81%
Automobiles–4.20%
†Tesla	5,969	$ 3,986,874
		3,986,874
Beverages–2.35%
Keurig Dr Pepper	10,802	371,265
†Monster Beverage	4,053	369,188
PepsiCo	10,546	1,491,731
		2,232,184
Biotechnology–4.04%
†Alexion Pharmaceuticals	1,679	256,736
Amgen	4,414	1,098,247
†Biogen	1,167	326,468
Gilead Sciences	9,628	622,258
†Incyte	1,667	135,477
†Moderna	3,063	401,100
†Regeneron Pharmaceuticals	805	380,878
†Seagen	1,376	191,071
†Vertex Pharmaceuticals	1,984	426,342
		3,838,577
Commercial Services & Supplies–0.49%
Cintas	803	274,072
†Copart	1,802	195,715
		469,787
Communications Equipment–1.76%
Cisco Systems	32,273	1,668,837
		1,668,837
Electric Utilities–0.97%
American Electric Power	3,809	322,622
Exelon	7,487	327,481
Xcel Energy	4,119	273,955
		924,058
Electronic Equipment, Instruments & Components–0.19%
CDW	1,073	177,850
		177,850
Entertainment–3.00%
Activision Blizzard	5,936	552,048
Electronic Arts	2,204	298,355
NetEase ADR	2,296	237,085
†Netflix	3,386	1,766,341
		2,853,829
Food & Staples Retailing–1.64%
Costco Wholesale	3,385	1,193,145
Walgreens Boots Alliance	6,591	361,846
		1,554,991
Food Products–1.06%
Kraft Heinz	9,385	375,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International Class A	10,819	$ 633,236
		1,008,636
Health Care Equipment & Supplies–1.66%
†Align Technology	605	327,626
†DexCom	737	264,870
†IDEXX Laboratories	655	320,498
†Intuitive Surgical	899	664,307
		1,577,301
Health Care Technology–0.18%
Cerner	2,337	167,984
		167,984
Hotels, Restaurants & Leisure–2.19%
†Booking Holdings	314	731,570
†Marriott International Class A	2,490	368,794
Starbucks	8,996	982,993
		2,083,357
Interactive Media & Services–11.38%
†Alphabet Class A	1,511	3,116,468
†Alphabet Class C	1,646	3,404,965
†Baidu ADR	2,079	452,286
†Facebook Class A	12,087	3,559,984
†Match Group	2,061	283,140
		10,816,843
Internet & Direct Marketing Retail–10.27%
†Amazon.com	2,531	7,831,117
eBay	5,213	319,244
†JD.com ADR	6,365	536,760
†MercadoLibre	382	562,358
†Pinduoduo ADR	2,647	354,380
†Trip.com Group ADR	4,037	159,986
		9,763,845
IT Services–4.59%
Automatic Data Processing	3,279	617,993
Cognizant Technology Solutions Class A	4,065	317,558
†Fiserv	5,129	610,556
†Okta	920	202,796
Paychex	2,758	270,339
†PayPal Holdings	8,954	2,174,389
†VeriSign	870	172,921
		4,366,552
Leisure Products–0.24%
†Peloton Interactive Class A	2,020	227,129
		227,129
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.45%
†Illumina	1,114	$ 427,843
		427,843
Machinery–0.26%
PACCAR	2,658	246,981
		246,981
Media–3.33%
†Charter Communications Class A	1,484	915,658
Comcast Class A	34,948	1,891,036
Fox Class A	2,562	92,514
Fox Class B	1,936	67,624
Sirius XM Holdings	31,720	193,175
		3,160,007
Multiline Retail–0.22%
†Dollar Tree	1,795	205,456
		205,456
Professional Services–0.23%
Verisk Analytics	1,241	219,272
		219,272
Road & Rail–0.59%
CSX	5,842	563,286
		563,286
Semiconductors & Semiconductor Equipment–15.11%
†Advanced Micro Devices	9,281	728,558
Analog Devices	2,815	436,550
Applied Materials	7,016	937,338
ASML Holding	596	367,947
Broadcom	3,120	1,446,619
Intel	31,062	1,987,968
KLA	1,175	388,220
Lam Research	1,095	651,788
Marvell Technology Group	5,142	251,855
†Maxim Integrated Products	2,039	186,303
Microchip Technology	2,063	320,219
†Micron Technology	8,552	754,372
NVIDIA	4,740	2,530,828
NXP Semiconductors	2,122	427,243
QUALCOMM	8,682	1,151,146
Skyworks Solutions	1,268	232,653
Texas Instruments	7,034	1,329,356
†Xilinx	1,881	233,056
		14,362,019
Software–15.14%
†Adobe	3,659	1,739,379
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ANSYS	659	$ 223,770
†Atlassian Class A	1,019	214,764
†Autodesk	1,684	466,721
†Cadence Design Systems	2,141	293,295
†Check Point Software Technologies	1,074	120,256
†DocuSign	1,421	287,681
Intuit	2,098	803,660
Microsoft	37,906	8,937,098
†Splunk	1,239	167,860
†Synopsys	1,165	288,664
†Workday Class A	1,382	343,330
†Zoom Video Communications Class A	1,562	501,855
		14,388,333
Specialty Retail–0.63%
†O'Reilly Automotive	538	272,901
Ross Stores	2,733	327,714
		600,615
Technology Hardware, Storage & Peripherals–10.85%
Apple	84,376	10,306,528
		10,306,528
Textiles, Apparel & Luxury Goods–0.31%
†Lululemon Athletica	959	294,135
		294,135
Trading Companies & Distributors–0.23%
Fastenal	4,381	220,277
		220,277
Wireless Telecommunication Services–1.25%
†T-Mobile	9,508	1,191,257
		1,191,257
Total Common Stock (Cost $98,247,748)		93,904,643

MONEY MARKET FUND–1.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	1,073,565	1,073,565
Total Money Market Fund (Cost $1,073,565)		1,073,565

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.94% (Cost $99,321,313)	$94,978,208
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	56,801
NET ASSETS APPLICABLE TO 9,941,777 SHARES OUTSTANDING–100.00%	$95,035,009

† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
5	E-mini NASDAQ 100	$1,308,975	$1,297,048	6/18/21	$11,927	$—

[1]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$93,904,643	$—	$—	$93,904,643
Money Market Fund	1,073,565	—	—	1,073,565
Total Investments	$94,978,208	$—	$—	$94,978,208
Derivatives:

Assets:
Futures Contract	$11,927	$—	$—	$11,927
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund–4